SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.0805	1.0924
Closing rates	1.0866		1.0666
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	0.9855	1.0317
Closing rates	0.9788		0.9847
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	23.6858	24.6445
Closing rates	23.7420		24.1160